SHORT-TERM INVESTMENTS - Additional information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM INVESTMENTS
Investment income	$ 68,323	$ 23,059	$ 0